Non-cash stock-based compensation - Summary of Information on Stock Option Activity (Detail) - Stock options [member]			6 Months Ended		12 Months Ended
	Jun. 23, 2025 shares	Mar. 13, 2025 shares	Jun. 30, 2025 € / shares	Jun. 30, 2024 € / shares	Dec. 31, 2024 € / shares	Dec. 31, 2023 € / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Option exercisable, beginning balance			8,546,368	7,913,183	7,913,183
Option exercisable, ending balance			8,649,648	9,121,867	8,546,368	7,913,183
Weighted- average exercise price per share, beginning balance			€ 22.34	€ 23.63	€ 23.63
Weighted- average exercise price per share, granted			0	0
Weighted- average exercise price per share, exercised			0	0
Weighted- average exercise price per share, forfeited or expired			0	0
Weighted- average exercise price per share, ending balance			€ 16.65	€ 22.14	€ 22.34	€ 23.63
Option outstanding, beginning balance			12,519,294	10,543,159	10,543,159
Option outstanding, granted	205,600	1,866,150	6,193,533	2,914,188
Option outstanding, change in conversion ratios				611,172
Option outstanding, exercised/vested			0	0
Option outstanding, forfeited, cancelled or expired			(1,409,323)	(490,618)
Option outstanding, ending balance			17,303,505	13,577,901	12,519,294	10,543,159
Weighted average exercise price per share, beginning balance			€ 16.16	€ 18.92	€ 18.92
Weighted average exercise price per share, granted			1.44	2.54
Weighted- average exercise price per share, Additional shares due to change in conversion ratios				19.41
Weighted average exercise price per share, exercised			0	0
Weighted average exercise price per share, cancelled, forfeited or expired			36.87	4.23
Weighted average exercise price per share, ending balance			€ 9.2	€ 15.96	€ 16.16	€ 18.92
Remaining Average Useful Life			6 years 4 months 24 days	5 years 1 month 6 days	4 years 7 months 6 days	4 years 7 months 6 days